UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22002

XTF Investors Trust

(Exact name of registrant as specified in charter)

110 Wall Street, 18th Floor, New York, NY 10005

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC, 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

03/31

Date of reporting period: 9/30/07

Item 1.  Reports to Stockholders.

XTF Investors Trust

SEMI-ANNUAL REPORT

as of September 30, 2007

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO

OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

INVESTMENT REVIEW

XTF MODERATE ETF PORTFOLIO

Objective: The Portfolio seeks capital appreciation and income.

Total Aggregate Return for the Period Ended September 30, 2007
Inception:
5/1/07 — 9/30/07
Class A with Load	-1.27%
Class A without Load	4.75%
Class R with Load	4.30%
Class R without Load	4.30%
Class I with Load	4.30%
Class I without Load	4.30%
Class C with Load	2.28%
Class C without Load	4.30%

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF MARKET VALUE*

*Excludes short term investments and cash equivalents.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Call the Portfolio at 1-877-645-1707 or visit www.xtf.com to obtain performance current to the most recent month end.

INVESTMENT REVIEW

XTF AGGRESSIVE ETF PORTFOLIO

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended September 30, 2007
Inception:
5/1/07 — 9/30/07
Class A with Load	0.23%
Class A without Load	6.35%
Class R with Load	6.20%
Class R without Load	6.20%
Class I with Load	6.20%
Class I without Load	6.20%
Class C with Load	4.16%
Class C without Load	6.20%

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF MARKET VALUE*

*Excludes short term investments and cash equivalents.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Call the Portfolio at 1-877-645-1707 or visit www.xtf.com to obtain performance current to the most recent month end.

INVESTMENT REVIEW

XTF SECTOR ROTATION ETF PORTFOLIO

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended September 30, 2007
Inception:
5/1/07 — 9/30/07
Class A with Load	0.36%
Class A without Load	6.49%
Class R with Load	6.10%
Class R without Load	6.10%
Class I with Load	6.10%
Class I without Load	6.10%
Class C with Load	4.06%
Class C without Load	6.10%

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF MARKET VALUE*

*Excludes short term investments and cash equivalents.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Call the Portfolio at 1-877-645-1707 or visit www.xtf.com to obtain performance current to the most recent month end.

INVESTMENT REVIEW

XTF COUNTRY ROTATION ETF PORTFOLIO

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended September 30, 2007
Inception:
5/1/07 — 9/30/07
Class A with Load	1.44%
Class A without Load	7.63%
Class R with Load	7.50%
Class R without Load	7.50%
Class I with Load	7.50%
Class I without Load	7.50%
Class C with Load	5.45%
Class C without Load	7.50%

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF MARKET VALUE*

*Excludes short term investments and cash equivalents.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Call the Portfolio at 1-877-645-1707 or visit www.xtf.com to obtain performance current to the most recent month end.

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF MODERATE ETF PORTFOLIO (Unaudited)
September 30, 2007

Shares			Value
	Exchange Traded Funds - 105.62%
	Equity Exchange Traded Funds - 77.75%
144	iShares MSCI EAFE Index Fund		$ 11,893
68	iShares Russell 2000 Index Fund		5,443
96	SPDR Trust Series I		14,648
61	Vanguard Mid-Cap ETF		4,860
			36,844
	Fixed Income Exchange Traded Funds - 19.69%
15	iShares Goldman Sachs Investop Corp. Bond Fund		1,583
35	iShares Lehman 1-3 Year Treasury Bond Fund		2,846
32	iShares Lehman 7-10 Year Treasury Bond Fund		2,683
25	iShares Lehman 20+ Year Treasury Bond Fund		2,219
			9,331
	Real Estate Exchange Traded Funds - 8.18%
54	Vanguard REIT ETF		3,876

	Total Exchange Traded Funds (Cost $48,760)		50,051

	Short-Term Investments - 1.80%
851	Blackrock Temp Fund Dollar Class #20, 5.13%, 12/31/30 (Cost $851)		851

	TOTAL INVESTMENTS (Cost $49,611) (a)	107.42%	$ 50,902

	Liabilities in excess of other assets	-7.42%	(3,515)

	TOTAL NET ASSETS	100.00%	$ 47,387

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 1,510
	Unrealized depreciation:		(219)
	Net unrealized appreciation:		$ 1,291

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF AGGRESSIVE ETF PORTFOLIO (Unaudited)
September 30, 2007

Shares			Value
	Exchange Traded Funds - 106.60%
	Equity Exchange Traded Funds - 103.76%
168	iShares MSCI EAFE Index Fund		$ 13,875
93	iShares Russell 2000 Index Fund		7,444
113	SPDR Trust Series I		17,241
94	Vanguard Mid-Cap ETF		7,489
			46,049
	Fixed Income Exchange Traded Funds - 1.38%
1	iShares Goldman Sachs Investop Corp. Bond Fund		106
2	iShares Lehman 1-3 Year Treasury Bond Fund		163
2	iShares Lehman 7-10 Year Treasury Bond Fund		168
2	iShares Lehman 20+ Year Treasury Bond Fund		177
			614
	Real Estate Exchange Traded Funds - 1.46%
9	Vanguard REIT ETF		646

	Total Exchange Traded Funds (Cost $45,769)		47,309

	Short-Term Investments - 16.43%
7,293	Blackrock Temp Fund Dollar Class #20, 5.13%, 12/31/30 (Cost $7,293)		7,293

	TOTAL INVESTMENTS (Cost $53,062) (a)	123.03%	$ 54,602

	Liabilities in excess of other assets	-23.03%	(10,221)

	TOTAL NET ASSETS	100.00%	$ 44,381

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 1,606
	Unrealized depreciation:		(66)
	Net unrealized appreciation:		$ 1,540

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF SECTOR ROTATION ETF PORTFOLIO (Unaudited)
September 30, 2007

Shares			Value
	Exchange Traded Funds - 98.79%
	Consumer Staples- 9.78%
5,870	SPDR Consumer Staples Select Sector Fund		$ 164,066

	Energy - 10.42%
2,330	SPDR Energy Select Sector Fund		174,657

	Finance - 9.72%
4,766	SPDR Financial Select Sector Fund		162,997

	Health Care - 9.78%
4,633	SPDR Health Care Select Sector Fund		164,008

	Industrial - 9.86%
4,034	SPDR Industrial Select Sector Fund		165,394

	Leisure - 9.84%
4,493	SPDR Consumer Discretionary Select Sector Fund		165,028

	Materials - 10.30%
4,101	SPDR Materials Select Sector Fund		172,734

	Technology - 9.77%
6,071	SPDR Technology Select Sector Fund		163,796

	Telecommunication - 9.82%
1,982	Vanguard Telecommunication Services ETF		164,645

	Utility - 9.50%
3,993	SPDR Utilities Select Sector Fund		159,281

	Total Exchange Traded Funds (Cost $1,606,600)		1,656,606

	Short-Term Investments - 1.34%
22,408	Blackrock Temp Fund Dollar Class #20, 5.13%, 12/31/30 (Cost $22,408)		22,408

	TOTAL INVESTMENTS (Cost $1,629,008) (a)	100.13%	$ 1,679,014

	Liabilities in excess of other assets	-0.13%	(2,192)

	TOTAL NET ASSETS	100.00%	$ 1,676,822

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 57,069
	Unrealized depreciation:		(7,063)
	Net unrealized appreciation:		$ 50,006

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF COUNTRY ROTATION ETF PORTFOLIO (Unaudited)
September 30, 2007

Shares			Value
	Exchange Traded Funds - 99.52%
	Australia - 7.84%
2,244	iShares MSCI Australia Index Fund		$ 71,292

	Belgium - 7.63%
2,607	iShares MSCI Belgium Index Fund		69,346

	Canada - 7.91%
2,199	iShares MSCI Canada Index Fund		71,973

	France - 7.77%
1,837	iShares MSCI France Index Fund		70,651

	Germany - 7.90%
2,077	iShares MSCI Germany Index Fund		71,823

	Hong Kong - 8.67%
3,749	iShares MSCI Hong Kong Index Fund		78,842

	Italy - 7.41%
1,933	iShares MSCI Italy Index Fund		67,346

	Japan - 7.61%
4,825	iShares MSCI Japan Index Fund		69,191

	Netherlands - 7.69%
2,182	iShares MSCI Netherlands Index Fund		69,911

	Singapore - 7.43%
4,559	iShares MSCI Singapore Index Fund		67,564

	Switzerland - 7.41%
2,511	iShares MSCI Switzerland Index Fund		67,395

	United Kingdom - 7.60%
2,687	iShares MSCI United Kingdom Index Fund		69,137

	United States - 6.65%
722	iShares Lehman 7-10 Year Treasury Bond Fund		60,531

	Total Exchange Traded Funds (Cost $858,269)		905,002

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF COUNTRY ROTATION ETF PORTFOLIO (Unaudited) (Continued)
September 30, 2007

Shares			Value

	Short-Term Investments - 1.52%
13,846	Blackrock Temp Fund Dollar Class #20, 5.13%, 12/31/30 (Cost $13,846)		$ 13,846

	TOTAL INVESTMENTS (Cost $872,115) (a)	101.04%	$ 918,848

	Liabilities in excess of other assets	-1.04%	(9,465)

	TOTAL NET ASSETS	100.00%	$ 909,383

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 46,733
	Unrealized depreciation:		-
	Net unrealized appreciation:		$ 46,733

See accompanying notes to financial statements.

September 30, 2007

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

	XTF Moderate	XTF Aggressive	XTF Sector Rotation	XTF Country Rotation
	ETF Portfolio	ETF Portfolio	ETF Portfolio	ETF Portfolio
Assets:
Investments, at cost	$ 49,611	$ 53,062	$ 1,629,008	$ 872,115
Investments in securities,
at value	$ 50,051	$ 47,309	$ 1,656,606	$ 905,002
Short-term investments	851	7,293	22,408	13,846
Receivable from advisor	1,823	2,419	1,002	2,420
Interest and dividends
receivable	88	91	6,544	48
Receivable for fund shares sold	-	-	-	-
Prepaid expenses and
other assets	42,196	42,195	42,198	42,195
Total Assets	95,009	99,307	1,728,758	963,511

Liabilities:
Payable for securities purchased	-	6,732	3,014	4,740
Payable for distribution fees	9	7	310	165
Administration fees payable	37,623	37,625	37,612	37,620
Compliance officer
fees payable	1,208	1,773	1,182	2,084
Accrued expenses and
other liabilities	8,782	8,789	9,818	9,519
Total Liabilities	47,622	54,926	51,936	54,128

Net Assets	$ 47,387	$ 44,381	$ 1,676,822	$ 909,383

Net Assets:
Paid in capital	$ 46,096	$ 42,841	$ 1,625,359	$ 872,346
Undistributed net investment
income (loss)	-	-	-	-
Accumulated net realized gain
(loss) on investments	-	-	1,457	(9,696)
Net unrealized appreciation
(depreciation) on investments	1,291	1,540	50,006	46,733
Net Assets	$ 47,387	$ 44,381	$ 1,676,822	$ 909,383

Net Asset Value Per Share:
Class A
Net Assets	$ 47,357	$ 44,348	$ 1,676,789	$ 909,350
Shares of beneficial
interest outstanding	4,541	4,175	157,994	84,622
Net asset value per share (a)	$ 10.43	$ 10.62	$ 10.61	$ 10.75
Class R
Net Assets	$ 10	$ 11	$ 11	$ 11
Shares of beneficial
interest outstanding	1	1	1	1
Net asset value per share (a)	$ 10.43	$ 10.62	$ 10.61	$ 10.75
Class I
Net Assets	$ 10	$ 11	$ 11	$ 11
Shares of beneficial
interest outstanding	1	1	1	1
Net asset value per share (a)	$ 10.43	$ 10.62	$ 10.61	$ 10.75
Class C
Net Assets	$ 10	$ 11	$ 11	$ 11
Shares of beneficial
interest outstanding	1	1	1	1
Net asset value per share (a)	$ 10.43	$ 10.62	$ 10.61	$ 10.75

(a) Redemption price per share.

See accompanying notes to financial statements.

For the Period Ended September 30, 2007 (a)

STATEMENT OF OPERATIONS (Unaudited)

	XTF Moderate	XTF Aggressive	XTF Sector Rotation	XTF Country Rotation
	ETF Portfolio	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Interest income	$ 29	$ 24	$ 879	$ 557
Dividend income	311	154	7,124	1,579
Total Investment Income	340	178	8,003	2,136

Operating Expenses:
Investment advisory fees	70	61	1,013	548
Distribution fees
Class A Shares	44	38	633	343
Administration fees	37,762	37,762	37,762	37,762
Professional fees	8,528	8,528	8,528	8,528
Custodian fees	2,266	2,266	2,266	2,266
Compliance officer fees	2,724	2,724	2,724	2,724
Printing expense	1,090	1,090	1,090	1,090
Registration fees	12,324	12,324	12,324	12,324
Trustees' fees	882	882	882	883
Miscellaneous expenses	982	981	979	982
Total Operating Expenses	66,672	66,656	68,201	67,450
Less: Expenses waived and
reimbursed	(66,536)	(66,540)	(66,259)	(66,396)
Net Operating Expenses	136	116	1,942	1,054

Net Investment Income (Loss)	204	62	6,061	1,082

Realized and
Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on
Investments	-	-	1,457	(9,696)
Net change in unrealized
appreciation (depreciation)
from Investments	1,291	1,540	50,006	46,733
Net Realized and
Unrealized Gain (Loss)
on Investments	1,291	1,540	51,463	37,037

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 1,495	$ 1,602	$ 57,524	$ 38,119

(a) The Portfolios commenced operations on April 2, 2007.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	XTF Moderate	XTF Aggressive	XTF Sector Rotation	XTF Country Rotation
	ETF Portfolio	ETF Portfolio	ETF Portfolio	ETF Portfolio
	For the	For the	For the	For the
	Period Ended	Period Ended	Period Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,
	2007 (a)	2007 (a)	2007 (a)	2007 (a)

Operations:
Net investment income (loss)	$ 204	$ 62	$ 6,061	$ 1,082
Net realized gain (loss) on
investments	-	-	1,457	(9,696)
Net change in unrealized
appreciation (depreciation)
on investments	1,291	1,540	50,006	46,733
Net increase (decrease) in
net assets resulting
from operations	1,495	1,602	57,524	38,119

Distributions to Shareholders:
Net Investment Income:
Class A	(204)	(62)	(6,061)	(1,082)
Class R	-	-	-	-
Class I	-	-	-	-
Class C	-	-	-	-
Total Dividends and Distributions
to Shareholders	(204)	(62)	(6,061)	(1,082)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class A	45,862	42,769	1,619,268	863,754
Class R	10	10	10	10
Class I	10	10	10	10
Class C	10	10	10	10
Reinvestment of dividends
and distributions
Class A	204	62	6,061	1,082
Class R	-	-	-	-
Class I	-	-	-	-
Class C	-	-	-	-
Cost of shares redeemed
Class A	-	(20)	-	(92,520)
Class R	-	-	-	-
Class I	-	-	-	-
Class C	-	-	-	-
Net increase (decrease) in net
assets from share transactions
of beneficial interest	46,096	42,841	1,625,359	772,346

Total Increase (Decrease)
in Net Assets	47,387	44,381	1,676,822	809,383

Net Assets:
Beginning of period	-	-	-	100,000
End of period*	$ 47,387	$ 44,381	$ 1,676,822	$ 909,383
* Includes undistributed
net investment income
(loss) at end of period	$ -	$ -	$ -	$ -

(a) The Portfolios commenced operations on April 2, 2007.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

For the Period Ended September 30, 2007 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The XTF Investors Trust (the “Trust”) was organized on December 8, 2006 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Trust commenced investment operations on April 2, 2007.  The Trust consists of four operating portfolios: the XTF Moderate ETF Portfolio; the XTF Aggressive ETF Portfolio; the XTF Sector Rotation ETF Portfolio; and the XTF Country Rotation ETF Portfolio (collectively, the “Portfolios”).  XTF Advisors, LLC (the “Advisor”) serves as the Trust’s Advisor. Gemini Fund Services, LLC (“GFS”), serves the Trust as administrator, transfer agent and fund accounting agent, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.

    The XTF Moderate ETF Portfolio; the XTF Aggressive ETF Portfolio; the XTF Sector Rotation ETF Portfolio; and the XTF Country Rotation ETF Portfolio are diversified portfolios.

Portfolio	Primary Objective
XTF Moderate ETF Portfolio	Capital appreciation and income
XTF Aggressive ETF Portfolio	Long-term Capital appreciation
XTF Sector Rotation ETF Portfolio	Long-term Capital appreciation
XTF Country Rotation ETF Portfolio	Long-term Capital appreciation

     Currently, the Portfolios offer Class A, R, I and Class C shares.   Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  Please see the Trust’s prospectus for additional details.

     The following is a summary of significant accounting policies consistently followed by the Portfolios:

(a) Valuation of Investments

     Equity securities, including shares of ETFs, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price or, in the case of NASDAQ securities, the NASDAQ Official Closing Price ("NOCP").  Lacking a last sale price or NOCP, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

(b) Federal Income Tax

     It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS

   For the Period Ended September 30, 2007 (Unaudited) (Continued)

     Effective September 30, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

 (c) Security Transactions and Other Income

     Security transactions are recorded on the trade date.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

(d) Dividends and Distributions

     The following table summarizes each Portfolio’s dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
XTF Moderate ETF Portfolio	Quarterly	Annually
XTF Aggressive ETF Portfolio	Quarterly	Annually
XTF Sector Rotation ETF Portfolio	Quarterly	Annually
XTF Country Rotation ETF Portfolio	Quarterly	Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

(e) Allocation of Expenses

     Expenses specifically attributable to a particular Portfolio are borne by that Portfolio.  Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

(f) Other

     The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.   Actual results could differ from those estimates.

2.

ADVISORY FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The advisory fees are payable to the Advisor monthly by the Portfolios and are computed daily at the following annual rates of the Portfolio's average daily net assets: 0.40% for the XTF Moderate ETF Portfolio; the XTF Aggressive ETF Portfolio; the XTF Sector Rotation ETF Portfolio; and the XTF Country Rotation ETF Portfolio.

     For the period ended September 30, 2007, the Advisor waived $70 for XTF Moderate ETF, $61 for XTF Aggressive ETF, $1,013 for XTF Sector Rotation, $548 for XTF Country Rotation ETF and reimbursed expenses in the amounts of $66,466 for XTF Moderate ETF, $66,479 for XTF Aggressive ETF, $65,246 for XTF Sector Rotation ETF, and $65,848 for XTF Country Rotation ETF Portfolio.

(b) GFS provides administrative services to each Portfolio including fund administration, fund accounting and transfer agency services, pursuant to an Administration Agreement with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.  Fees are billed monthly as follows:

NOTES TO FINANCIAL STATEMENTS

    For the Period Ended September 30, 2007 (Unaudited) (Continued)

The greater of:

A minimum annual fee of $72,000 per Portfolio or

-

15 basis points or 0.15% per annum on the first $250 million in net assets

-

10 basis points or 0.10% per annum on $250 million to $500 million in net assets

-

8 basis points or 0.08% per annum on $500 million to $1 billion in net assets

-

5 basis points or 0.05% per annum on assets greater than $1 billion

 In addition, certain affiliates of GFS provide ancillary services to the Trust as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended September 30, 2007, the Trust incurred expenses of $10,896 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Printing services prices vary according to available discounts.  For the period ended September 30, 2007, the Trust paid GemCom $1,972 for EDGAR and printing services performed.

Certain officers of the Administrator are also officers of the Trust.

     (c) Each Portfolio has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”).  Each Portfolio will pay XTF Capital, LLC (the “Distributor”) for certain distribution and promotion expenses related to marketing, a fee which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares, 0.50% of the average daily net assets of Class R and 1.00% of the average daily net assets of Class C shares.  The amount payable annually by each Portfolio is 0.25% of its average daily net assets.

The Distributor is an affiliate of the Advisor.

Class I shares do not assess a Rule 12b-1 Fee.

Class A shares are offered at net asset value plus a maximum sales load of 5.75%.   Class C shares are offered subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00%.  Class R and Class I shares are offered at net asset value.

     For the period ended September 30, 2007, the Distributor, received sales charges on sales of the Portfolios’ Class A shares.   The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Distributor Sales Charges
Portfolio	Class A
XTF Moderate ETF Portfolio	--
XTF Aggressive ETF Portfolio	--
XTF Sector Rotation ETF Portfolio	$1,531
XTF Country Rotation ETF Portfolio	687

 (d) The Advisor has contractually agreed to waive its advisory fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, fees and expenses of acquired (underlying) funds, taxes, and extraordinary expenses, do not exceed a maximum of 0.52% of Class A, R, I and C shares, of the average daily net assets through July 31, 2008.  The addition of excluded expenses may cause a Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of 0.52% for Class A, R, I and C, agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS

    For the Period Ended September 30, 2007 (Unaudited) (Continued)

3.   INVESTMENT TRANSACTIONS

     (a) For the period ended September 30, 2007, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
XTF Moderate ETF Portfolio	$48,760	--
XTF Aggressive ETF Portfolio	45,769	--
XTF Sector Rotation ETF Portfolio	1,792,271	$187,128
XTF Country Rotation ETF Portfolio	1,667,899	799,934

4.

AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

     Each Portfolio has unlimited shares of beneficial interest authorized at $.01 par value per share.  For the periods indicated, transactions were as follows:

	Class A Shares	Class R Shares
	For the Period Ended September 30, 2007 (a)	For the Period Ended September 30, 2007 (a)
XTF Moderate ETF Portfolio
Issued	4,521	1
Redeemed	--	--
Reinvested	20	--
Net Increase (Decrease) in Shares	4,541	1

XTF Aggressive ETF Portfolio
Issued	4,171	1
Redeemed	(2)	--
Reinvested	6	--
Net Increase (Decrease) in Shares	4,175	1

XTF Sector Rotation ETF Portfolio
Issued	157,423	1
Redeemed	--	--
Reinvested	571	--
Net Increase (Decrease) in Shares	157,994	1

XTF Country Rotation ETF Portfolio
Issued	84,523	1
Redeemed	(2)	--
Reinvested	101	--
Net Increase (Decrease) in Shares	84,622	1

NOTES TO FINANCIAL STATEMENTS

    For the Period Ended September 30, 2007 (Unaudited) (Continued)

Class I Shares		Class C Shares
	For the Period Ended September 30, 2007 (a)	For the Period Ended September 30, 2007 (a)
XTF Moderate ETF Portfolio
Issued	1	1
Redeemed	--	--
Reinvested	--	--
Net Increase (Decrease) in Shares	1	1

XTF Aggressive ETF Portfolio
Issued	1	1
Redeemed	--	--
Reinvested	--	--
Net Increase (Decrease) in Shares	1	1

XTF Sector Rotation ETF Portfolio
Issued	1	1
Redeemed	--	--
Reinvested	--	--
Net Increase (Decrease) in Shares	1	1

XTF Country Rotation ETF Portfolio
Issued	1	1
Redeemed	--	--
Reinvested	--	--
Net Increase (Decrease) in Shares	1	1

(a) The Portfolios commenced operations on April 2, 2007.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

XTF Moderate ETF Portfolio - Class A Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.06
Net realized and unrealized gain (loss) (2)	0.42
Total from investment operations	0.48
Dividends and Distributions:
Dividends from net investment income	(0.05)
Distributions from realized gains	-
Total dividends and distributions	(0.05)

Net Asset Value, End of Period	$ 10.43

Total Return*	4.75%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 47
Ratio of net operating expenses to average net assets (3)	0.77%
Ratio of gross operating expenses to average net assets (3)	373.90%
Ratio of net investment income (loss) to average net assets (3)	1.15%
Portfolio Turnover Rate (4)	0%

XTF Aggressive ETF Portfolio - Class A Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.02
Net realized and unrealized gain (loss) (2)	0.61
Total from investment operations	0.63
Dividends and Distributions:
Dividends from net investment income	(0.01)
Distributions from realized gains	-
Total dividends and distributions	(0.01)

Net Asset Value, End of Period	$ 10.62

Total Return*	6.35%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 44
Ratio of net operating expenses to average net assets (3)	0.77%
Ratio of gross operating expenses to average net assets (3)	434.54%
Ratio of net investment income (loss) to average net assets (3)	0.40%
Portfolio Turnover Rate (4)	0%
(1) XTF Moderate ETF Portfolio and XTF Aggressive ETF Portfolio commenced operations April 2, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.
(4) Not annualized.

* Assumes reinvestment of all dividends and distributions and does assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

XTF Sector Rotation ETF Portfolio - Class A Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.12
Net realized and unrealized gain (loss) (2)	0.53
Total from investment operations	0.65
Dividends and Distributions:
Dividends from net investment income	(0.04)
Distributions from realized gains	-
Total dividends and distributions	(0.04)

Net Asset Value, End of Period	$ 10.61

Total Return*	6.49%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 1,677
Ratio of net operating expenses to average net assets (3)	0.77%
Ratio of gross operating expenses to average net assets (3)	26.54%
Ratio of net investment income (loss) to average net assets (3)	2.36%
Portfolio Turnover Rate (4)	32%

XTF Country Rotation ETF Portfolio - Class A Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.04
Net realized and unrealized gain (loss) (2)	0.72
Total from investment operations	0.76
Dividends and Distributions:
Dividends from net investment income	(0.01)
Distributions from realized gains	-
Total dividends and distributions	(0.01)

Net Asset Value, End of Period	$ 10.75

Total Return*	7.63%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 909
Ratio of net operating expenses to average net assets (3)	0.77%
Ratio of gross operating expenses to average net assets (3)	48.46%
Ratio of net investment income (loss) to average net assets (3)	0.78%
Portfolio Turnover Rate (4)	247%
(1) XTF Sector Rotation ETF Portfolio and XTF Country Rotation ETF Portfolio commenced operations April 2, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.
(4) Not annualized.

* Assumes reinvestment of all dividends and distributions and does assume the effects of any sales charges.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

XTF Moderate ETF Portfolio - Class R Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.03
Net realized and unrealized gain (loss) (2)	0.40
Total from investment operations	0.43
Dividends and Distributions:
Dividends from net investment income	-
Distributions from realized gains	-
Total dividends and distributions	-

Net Asset Value, End of Period	$ 10.43

Total Return*	4.30%
Ratios and Supplemental Data:
Net assets, end of period	$ 10
Ratio of net operating expenses to average net assets (3)	1.02%
Ratio of gross operating expenses to average net assets (3)	374.15%
Ratio of net investment income (loss) to average net assets (3)	0.90%
Portfolio Turnover Rate (4)	0%

XTF Aggressive ETF Portfolio - Class R Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.03
Net realized and unrealized gain (loss) (2)	0.59
Total from investment operations	0.62
Dividends and Distributions:
Dividends from net investment income	-
Distributions from realized gains	-
Total dividends and distributions	-

Net Asset Value, End of Period	$ 10.62

Total Return*	6.20%
Ratios and Supplemental Data:
Net assets, end of period	$ 11
Ratio of net operating expenses to average net assets (3)	1.02%
Ratio of gross operating expenses to average net assets (3)	434.79%
Ratio of net investment income (loss) to average net assets (3)	0.15%
Portfolio Turnover Rate (4)	0%
(1) XTF Moderate ETF Portfolio and XTF Aggressive ETF Portfolio commenced operations April 2, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.
(4) Not annualized.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

XTF Sector Rotation ETF Portfolio - Class R Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.06
Net realized and unrealized gain (loss) (2)	0.55
Total from investment operations	0.61
Dividends and Distributions:
Dividends from net investment income	-
Distributions from realized gains	-
Total dividends and distributions	-

Net Asset Value, End of Period	$ 10.61

Total Return*	6.10%
Ratios and Supplemental Data:
Net assets, end of period	$ 11
Ratio of net operating expenses to average net assets (3)	1.02%
Ratio of gross operating expenses to average net assets (3)	26.79%
Ratio of net investment income (loss) to average net assets (3)	2.11%
Portfolio Turnover Rate (4)	32%

XTF Country Rotation ETF Portfolio - Class R Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.01
Net realized and unrealized gain (loss) (2)	0.74
Total from investment operations	0.75
Dividends and Distributions:
Dividends from net investment income	-
Distributions from realized gains	-
Total dividends and distributions	-

Net Asset Value, End of Period	$ 10.75

Total Return*	7.50%
Ratios and Supplemental Data:
Net assets, end of period	$ 11
Ratio of net operating expenses to average net assets (3)	1.02%
Ratio of gross operating expenses to average net assets (3)	48.71%
Ratio of net investment income (loss) to average net assets (3)	0.53%
Portfolio Turnover Rate (4)	247%
(1) XTF Sector Rotation ETF Portfolio and XTF Country Rotation ETF Portfolio commenced operations April 2, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.
(4) Not annualized.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

XTF Moderate ETF Portfolio - Class I Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.06
Net realized and unrealized gain (loss) (2)	0.37
Total from investment operations	0.43
Dividends and Distributions:
Dividends from net investment income	-
Distributions from realized gains	-
Total dividends and distributions	-

Net Asset Value, End of Period	$ 10.43

Total Return*	4.30%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 10
Ratio of net operating expenses to average net assets (3)	0.52%
Ratio of gross operating expenses to average net assets (3)	373.65%
Ratio of net investment income (loss) to average net assets (3)	1.40%
Portfolio Turnover Rate (4)	0%

XTF Aggressive ETF Portfolio - Class I Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.01
Net realized and unrealized gain (loss) (2)	0.61
Total from investment operations	0.62
Dividends and Distributions:
Dividends from net investment income	-
Distributions from realized gains	-
Total dividends and distributions	-

Net Asset Value, End of Period	$ 10.62

Total Return*	6.20%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 11
Ratio of net operating expenses to average net assets (3)	0.52%
Ratio of gross operating expenses to average net assets (3)	434.29%
Ratio of net investment income (loss) to average net assets (3)	0.65%
Portfolio Turnover Rate (4)	0%
(1) XTF Moderate ETF Portfolio and XTF Aggressive ETF Portfolio commenced operations April 2, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.
(4) Not annualized.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

XTF Sector Rotation ETF Portfolio - Class I Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.05
Net realized and unrealized gain (loss) (2)	0.56
Total from investment operations	0.61
Dividends and Distributions:
Dividends from net investment income	-
Distributions from realized gains	-
Total dividends and distributions	-

Net Asset Value, End of Period	$ 10.61

Total Return*	6.10%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 11
Ratio of net operating expenses to average net assets (3)	0.52%
Ratio of gross operating expenses to average net assets (3)	26.29%
Ratio of net investment income (loss) to average net assets (3)	2.61%
Portfolio Turnover Rate (4)	32%

XTF Country Rotation ETF Portfolio - Class I Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	-
Net realized and unrealized gain (loss) (2)	0.75
Total from investment operations	0.75
Dividends and Distributions:
Dividends from net investment income	-
Distributions from realized gains	-
Total dividends and distributions	-

Net Asset Value, End of Period	$ 10.75

Total Return*	7.50%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 11
Ratio of net operating expenses to average net assets (3)	0.52%
Ratio of gross operating expenses to average net assets (3)	48.21%
Ratio of net investment income (loss) to average net assets (3)	1.03%
Portfolio Turnover Rate (4)	247%
(1) XTF Sector Rotation ETF Portfolio and XTF Country Rotation ETF Portfolio commenced operations April 2, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.
(4) Not annualized.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

XTF Moderate ETF Portfolio - Class C Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.01
Net realized and unrealized gain (loss) (2)	0.42
Total from investment operations	0.43
Dividends and Distributions:
Dividends from net investment income	-
Distributions from realized gains	-
Total dividends and distributions	-

Net Asset Value, End of Period	$ 10.43

Total Return*	4.30%
Ratios and Supplemental Data:
Net assets, end of period	$ 10
Ratio of net operating expenses to average net assets (3)	1.52%
Ratio of gross operating expenses to average net assets (3)	374.65%
Ratio of net investment income (loss) to average net assets (3)	0.40%
Portfolio Turnover Rate (4)	0%

XTF Aggressive ETF Portfolio - Class C Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	(0.04)
Net realized and unrealized gain (loss) (2)	0.66
Total from investment operations	0.62
Dividends and Distributions:
Dividends from net investment income	-
Distributions from realized gains	-
Total dividends and distributions	-

Net Asset Value, End of Period	$ 10.62

Total Return*	6.20%
Ratios and Supplemental Data:
Net assets, end of period	$ 11
Ratio of net operating expenses to average net assets (3)	1.52%
Ratio of gross operating expenses to average net assets (3)	435.29%
Ratio of net investment income (loss) to average net assets (3)	-0.35%
Portfolio Turnover Rate (4)	0%
(1) XTF Moderate ETF Portfolio and XTF Aggressive ETF Portfolio commenced operations April 2, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.
(4) Not annualized.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

XTF Sector Rotation ETF Portfolio - Class C Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	-
Net realized and unrealized gain (loss) (2)	0.61
Total from investment operations	0.61
Dividends and Distributions:
Dividends from net investment income	-
Distributions from realized gains	-
Total dividends and distributions	-

Net Asset Value, End of Period	$ 10.61

Total Return*	6.10%
Ratios and Supplemental Data:
Net assets, end of period	$ 11
Ratio of net operating expenses to average net assets (3)	1.52%
Ratio of gross operating expenses to average net assets (3)	27.29%
Ratio of net investment income (loss) to average net assets (3)	1.61%
Portfolio Turnover Rate (4)	32%

XTF Country Rotation ETF Portfolio - Class C Shares
(Unaudited)
For the
Period Ended
September 30,
2007(1)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	(0.05)
Net realized and unrealized gain (loss) (2)	0.80
Total from investment operations	0.75
Dividends and Distributions:
Dividends from net investment income	-
Distributions from realized gains	-
Total dividends and distributions	-

Net Asset Value, End of Period	$ 10.75

Total Return*	7.50%
Ratios and Supplemental Data:
Net assets, end of period	$ 11
Ratio of net operating expenses to average net assets (3)	1.52%
Ratio of gross operating expenses to average net assets (3)	49.21%
Ratio of net investment income (loss) to average net assets (3)	0.03%
Portfolio Turnover Rate (4)	247%
(1) XTF Sector Rotation ETF Portfolio and XTF Country Rotation ETF Portfolio commenced operations April 2, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized for periods less than one year.
(4) Not annualized.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of the Portfolios will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses.    The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for period since inception on April 2, 2007 through September 30, 2007.

Actual Expenses:  The first table provides information about actual account values and actual expenses.  The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period.  Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

Actual Expenses – Table 1:	Beginning Account Value – 4/2/2007	Ending Account Value – 9/30/2007	Expense Paid 4/2/2007-9/30/2007*	Expense Ratio Annualized
XTF Moderate ETF Portfolio – Class A	$1,000.00	$1,047.50	$3.92	0.77%
XTF Moderate ETF Portfolio – Class R	1,000.00	1,043.00	5.18	1.02
XTF Moderate ETF Portfolio – Class I	1,000.00	1,043.00	2.64	0.52
XTF Moderate ETF Portfolio – Class C	1,000.00	1,043.00	7.72	1.52
XTF Aggressive ETF Portfolio – Class A	1,000.00	1,063.50	3.95	0.77
XTF Aggressive ETF Portfolio – Class R	1,000.00	1,062.00	5.23	1.02
XTF Aggressive ETF Portfolio – Class I	1,000.00	1,062.00	2.67	0.52
XTF Aggressive ETF Portfolio – Class C	1,000.00	1,062.00	7.79	1.52
XTF Sector Rotation ETF Portfolio – Class A	1,000.00	1,064.90	3.95	0.77
XTF Sector Rotation ETF Portfolio – Class R	1,000.00	1,061.00	5.23	1.02
XTF Sector Rotation ETF Portfolio – Class I	1,000.00	1,061.00	2.66	0.52
XTF Sector Rotation ETF Portfolio – Class C	1,000.00	1,061.00	7.79	1.52
XTF Country Rotation ETF Portfolio – Class A	1,000.00	1,064.90	3.95	0.77
XTF Country Rotation ETF Portfolio – Class R	1,000.00	1,061.00	5.23	1.02
XTF Country Rotation ETF Portfolio – Class I	1,000.00	1,061.00	2.66	0.52
XTF Country Rotation ETF Portfolio – Class C	1,000.00	1,061.00	7.79	1.52

Hypothetical Examples for Comparison Purposes:  The second table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period.  This information may be used to compare the ongoing costs of investing in the fund and other mutual funds.  To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Hypothetical 5% Return Before Expenses – Table 2**:	Beginning Account Value	Ending Account Value – 9/30/2007	Expense Paid ***	Expense Ratio Annualized
XTF Moderate ETF Portfolio – Class A	$1,000.00	$1,021.15	$3.89	0.77%
XTF Moderate ETF Portfolio – Class R	1,000.00	1,019.90	5.15	1.02
XTF Moderate ETF Portfolio – Class I	1,000.00	1,022.40	2.63	0.52
XTF Moderate ETF Portfolio – Class C	1,000.00	1,017.40	7.67	1.52
XTF Aggressive ETF Portfolio – Class A	1,000.00	1,021.15	3.89	0.77
XTF Aggressive ETF Portfolio – Class R	1,000.00	1,019.90	5.15	1.02
XTF Aggressive ETF Portfolio – Class I	1,000.00	1,022.40	2.63	0.52
XTF Aggressive ETF Portfolio – Class C	1,000.00	1,017.40	7.67	1.52

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical 5% Return Before Expenses – Table 2**:	Beginning Account Value	Ending Account Value – 9/30/2007	Expense Paid ***	Expense Ratio Annualized
XTF Sector Rotation ETF Portfolio – Class A	$1,000.00	$1,021.15	$3.89	0.77%
XTF Sector Rotation ETF Portfolio – Class R	1,000.00	1,019.90	5.15	1.02
XTF Sector Rotation ETF Portfolio – Class I	1,000.00	1,022.40	2.63	0.52
XTF Sector Rotation ETF Portfolio – Class C	1,000.00	1,017.40	7.67	1.52
XTF Country Rotation ETF Portfolio – Class A	1,000.00	1,021.15	3.89	0.77
XTF Country Rotation ETF Portfolio – Class R	1,000.00	1,019.90	5.15	1.02
XTF Country Rotation ETF Portfolio – Class I	1,000.00	1,022.40	2.63	0.52
XTF Country Rotation ETF Portfolio – Class C	1,000.00	1,017.40	7.67	1.52

* Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the days in reporting period).

** The hypothetical example assumes the Portfolio was in operation for the full six months ended 9/30/07.

*** Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the days in reporting period).

SUPPLEMENTAL INFORMATION (Unaudited)

Approval of the Advisory Agreement

In connection with the Organizational Board meeting for the Trust held on February 19, 2007, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory Agreement between the Trust and XTF Advisors LLC (the “Adviser”), for an initial term of two years.

The Board interviewed the Adviser and received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser's investment models, a peer group of funds and appropriate indices; (b) the economic outlook and the general investment outlook in the markets in which each portfolio of the Trust (the “Funds”) will invest;  (c) arrangements in respect of the distribution of each Fund’s shares; (d) the procedures employed to determine the value of each Fund’s assets; (e) the Adviser’s personnel and resources; (f) the resources available with respect to compliance with each Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on (a) the overall organization of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, and (e) operating expenses to be paid to third parties.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Funds, which offer a variety of investment disciplines and provide for a variety of fund and shareholder services, and concluded that the Funds had the potential to benefit shareholders.

Nature and Quality of Services.  The Board, including the Independent Trustees, considered the nature,  extent and quality of the services to be provided by the Adviser. The Board concluded that the Adviser has the resources to provide a level of service consistent with the Board's expectations.

Fees and Expenses. The Board considered the estimated expense ratio of each Fund, and expense ratios of respective peer groups of funds. The Board reviewed the contractual arrangement by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Funds, at least until April 30, 2008, to ensure that Net Annual Fund Operating Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, fees and expenses of acquired (underlying) funds, taxes, and extraordinary expenses, do not exceed a maximum of 0.52%, of the average daily net assets of each of class of shares of the XTF Moderate ETF Portfolio, XTF Aggressive ETF Portfolio, XTF Sector Rotation ETF Portfolio and XTF Country Rotation ETF Portfolio,  and found it to be beneficial to shareholders. The Board concluded that the proposed advisory fees are fair and reasonable.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Funds, and whether there is potential for realization of any further economies of scale.  The Board concluded that the proposed fees were extremely competitive, and the Adviser would not benefit from economies of scale until the Funds significantly increase in size.

Profitability.  The Board considered the overall level of profitability of the Adviser, including a review of estimated costs of managing the Funds. The Board considered the profits to be realized by the Adviser in connection with the operation of the Funds and whether the amount of profit expected is a fair entrepreneurial profit for the management of each Fund. It also considered the profits to be realized by the Adviser from activities related to each Fund's business and related benefits, such as the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Adviser’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Funds. The Board noted that, based on the proposed levels of fee waivers, the Funds would have to grow considerably before the Adviser receives full fees, and excess profitability was not a concern at this time.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, concluded that the Advisory Agreement should be approved.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the period ended August 31, 2007 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-877-645-1707 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-645-1707.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

XTF Investors Trust

By (Signature and Title)

*

/s/ Michael Miola

Michael Miola, President and Chief Executive Officer

Date

12/03/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Andrew Rogers

Andrew Rogers, Treasurer and Chief Executive Officer

Date

12/03/07

By (Signature and Title)

*

/s/ Michael Miola

Michael Miola, President and Chief Executive Officer

Date

12/03/07

* Print the name and title of each signing officer under his or her signature.